Investments accounted for using equity method (Details 5) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Net sales	$ 2,711,434,948	$ 2,484,712,280	$ 1,857,593,678
Net income of year	135,484,452	219,050,681	108,194,856
Other comprehensive income	(4,238,647)	114,644,243	(53,621,696)
Depreciation and amortization	(126,497,493)	(124,116,739)	(109,813,976)
Associated
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Net sales	133,790,585
Operating result	(8,524,865)
Net income of year	(13,235,375)
Other comprehensive income	0
Depreciation and amortization	(3,739,776)
Joint ventures
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Net sales	327,979,632	266,707,778	186,220,125
Operating result	(8,895,582)	(3,907,203)	(17,903,426)
Net income of year	(14,228,664)	548,637	(17,637,644)
Other comprehensive income	(28,791,782)	16,571,448	10,808,355
Depreciation and amortization	$ (16,901,777)	$ (15,726,722)	$ (16,209,859)